Inventories (Details) (USD $) In Thousands, unless otherwise specified	Mar. 24, 2012	Sep. 24, 2011	Sep. 25, 2010
Inventories [Abstract]
Propane, fuel oil and refined fuels and natural gas	$ 65,879	$ 64,601	$ 59,836
Appliances and related parts	1,408	1,306	1,211
Inventories	$ 67,287	$ 65,907	$ 61,047